BNY Mellon Opportunistic Midcap Value Fund
STATEMENT OF INVESTMENTS
May 31, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 96.4%
Banks — 2.9%
First Horizon Corp.	402,637	8,004,424
Popular, Inc.	27,876	2,886,002
		10,890,426
Capital Goods — 10.9%
AECOM	45,625	5,011,907
Ferguson Enterprises, Inc.	26,114	4,761,627
FTAI Aviation Ltd. (a)	24,428	2,861,740
GE Vernova, Inc.	11,775	5,569,339
Hubbell, Inc.	10,403	4,052,801
Johnson Controls International PLC	109,932	11,143,807
Quanta Services, Inc.	21,736	7,445,884
		40,847,105
Commercial & Professional Services — 6.2%
CACI International, Inc., Cl. A (b)	10,829	4,634,812
Clean Harbors, Inc. (b)	25,150	5,703,769
Equifax, Inc.	27,564	7,282,133
Waste Connections, Inc.	29,638	5,841,353
		23,462,067
Consumer Discretionary Distribution & Retail — 3.7%
Burlington Stores, Inc. (b)	19,720	4,501,484
The Gap, Inc.	182,037	4,061,246
Ulta Beauty, Inc. (b)	11,616	5,476,479
		14,039,209
Consumer Durables & Apparel — 2.7%
Hasbro, Inc.	56,692	3,781,923
Skechers USA, Inc., Cl. A (b)	100,251	6,219,572
		10,001,495
Consumer Services — 5.2%
Aramark	108,592	4,397,976
Expedia Group, Inc.	33,212	5,538,101
Grand Canyon Education, Inc. (b)	27,313	5,403,741
Las Vegas Sands Corp.	106,808	4,396,217
		19,736,035
Energy — 4.9%
Antero Resources Corp. (b)	168,024	6,292,499
Diamondback Energy, Inc.	32,692	4,398,709
NOV, Inc.	225,355	2,704,260
Valero Energy Corp.	40,191	5,183,433
		18,578,901
Equity Real Estate Investment Trusts — 6.2%
Digital Realty Trust, Inc. (c)	44,550	7,641,216
Federal Realty Investment Trust (c)	39,379	3,759,907
Healthpeak Properties, Inc. (c)	354,461	6,171,166
Weyerhaeuser Co. (c)	228,497	5,920,357
		23,492,646
Financial Services — 9.8%
Block, Inc. (b)	101,488	6,266,884
Fidelity National Information Services, Inc.	68,558	5,457,902

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 96.4% (continued)
Financial Services — 9.8% (continued)
LPL Financial Holdings, Inc.	19,648	7,606,920
Rocket Cos., Inc., Cl. A (a)	437,293	5,575,486
SLM Corp.	186,249	6,028,880
Voya Financial, Inc.	91,086	6,059,041
		36,995,113
Food, Beverage & Tobacco — 2.0%
Molson Coors Beverage Co., Cl. B	105,044	5,629,308
Tyson Foods, Inc., Cl. A	33,185	1,863,669
		7,492,977
Health Care Equipment & Services — 7.8%
Baxter International, Inc.	208,175	6,349,338
Centene Corp. (b)	69,585	3,927,377
Encompass Health Corp.	72,391	8,752,072
Globus Medical, Inc., Cl. A (b)	84,690	5,011,954
Labcorp Holdings, Inc.	21,144	5,264,222
		29,304,963
Household & Personal Products — 2.2%
Kenvue, Inc.	343,372	8,196,290
Insurance — 5.5%
Assurant, Inc.	38,507	7,816,151
Reinsurance Group of America, Inc.	23,370	4,750,887
RenaissanceRe Holdings Ltd.	32,019	7,986,179
		20,553,217
Materials — 9.1%
CF Industries Holdings, Inc.	43,222	3,920,668
CRH PLC	66,892	6,097,875
Crown Holdings, Inc.	58,358	5,748,263
Freeport-McMoRan, Inc.	130,088	5,005,786
International Paper Co.	119,266	5,702,107
Newmont Corp.	148,632	7,835,879
		34,310,578
Media & Entertainment — 2.3%
Omnicom Group, Inc. (a)	60,790	4,464,418
Pinterest, Inc., Cl. A (b)	136,476	4,245,768
		8,710,186
Pharmaceuticals, Biotechnology & Life Sciences — .8%
BioNTech SE, ADR (b)	31,945	3,060,650
Semiconductors & Semiconductor Equipment — 1.3%
Rambus, Inc. (b)	89,087	4,763,482
Software & Services — 4.2%
Akamai Technologies, Inc. (b)	37,149	2,820,724
Cognizant Technology Solutions Corp., Cl. A	70,443	5,705,178
Dolby Laboratories, Inc., Cl. A	97,741	7,258,247
		15,784,149
Transportation — 2.4%
Knight-Swift Transportation Holdings, Inc.	95,409	4,228,527
Norfolk Southern Corp.	19,318	4,773,864
		9,002,391
Utilities — 6.3%
Constellation Energy Corp.	22,532	6,898,172

Description	Shares	Value ($)
Common Stocks — 96.4% (continued)
Utilities — 6.3% (continued)
Dominion Energy, Inc.	144,953	8,214,487
Exelon Corp.	192,115	8,418,479
		23,531,138
Total Common Stocks (cost $291,284,995)		362,753,018
Private Equity — .8%
Software & Services — .8%
Databricks, Inc., Ser. H (b),(d)	32,643	2,726,996
Databricks, Inc., Ser. I (b),(d)	2,689	224,639
Total Private Equity (cost $2,596,384)		2,951,635

	1-Day Yield (%)
Investment Companies — 2.5%
Registered Investment Companies — 2.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $9,223,582)	4.42	9,223,582	9,223,582
Investment of Cash Collateral for Securities Loaned — 1.7%
Registered Investment Companies — 1.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $6,527,018)	4.42	6,527,018	6,527,018
Total Investments (cost $309,631,979)		101.4%	381,455,253
Liabilities, Less Cash and Receivables		(1.4%)	(5,104,859)
Net Assets		100.0%	376,350,394

ADR—American Depositary Receipt

(a)
Security, or portion thereof, on loan. At May 31, 2025, the value of the fund’s securities on loan was $9,089,519 and the value of the collateral was
$9,460,150, consisting of cash collateral of $6,527,018 and U.S. Government & Agency securities valued at $2,933,132.  In addition, the value of collateral may include pending sales that are also on loan.

(b)	Non-income producing security.
(c)	Investment in real estate investment trust within the United States.
(d)	The fund held Level 3 securities at May 31, 2025. These securities were valued at $2,951,635 or .8% of net assets.
(e)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to statement of investments.

Statement of Investments
BNY Mellon Opportunistic Midcap Value Fund

May 31, 2025 (Unaudited)
The following is a summary of the inputs used as of May 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	362,753,018	—	—	362,753,018
Equity Securities - Private Equity	—	—	2,951,635	2,951,635
Investment Companies	15,750,600	—	—	15,750,600
	378,503,618	—	2,951,635	381,455,253

†	See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At May 31, 2025, accumulated net unrealized appreciation on investments was $71,823,274, consisting of $86,001,560 gross unrealized appreciation and $14,178,286 gross unrealized depreciation.
At May 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.